Other Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Financial Assets and Liabilities
Details of other financial assets and liabilities as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Other financial assets
Financial assets at amortized cost 1	￦	441,804	￦	671,068
Financial assets at fair value through profit or loss 1,2,3		632,324		809,919
Financial assets at fair value through other comprehensive income 1,3		557,342		258,516
Derivative used for hedging		58,576		7,684
Less: Non-current		(821,658)		(544,347)

Current	￦	868,388	￦	1,202,840

Other financial liabilities
Financial liabilities at amortized cost	￦	129,945	￦	132,558
Financial liabilities at fair value through profit or loss		38		2,682
Derivatives used for hedging		20,096		127,929
Less: Non-current		(149,136)		(260,676)

Current	￦	943	￦	2,493

1
As at December 31, 2020, the Group’s other financial assets amounting to
￦
104,442 million (2019:
￦
91,445 million), which consist of checking account deposits and payment guarantee, are subject to withdrawal restrictions.

2	As at December 31, 2020, MMW (Money Market Wrap) and MMT (Money Market Trust) amounting to ￦ 509,068 million (2019: ￦ 406,062 million) is included in other financial assets.
3
As at December 31, 2020, the Group provided investments in Korea Software Financial Cooperative amounting to
￦
5,491 million (2019:
￦
1,849 million) as a collateral for the payment guarantee provided by the Cooperative.

Summary of Financial Assets at Fair Value Through Profit or Loss
Details of financial assets at fair value through profit or loss as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Equity Instruments (Listed)	￦	232	￦	46,449
Equity Instruments (Unlisted)		90,357		83,017
Debt securities		541,657		680,453
Derivatives held for trading		78		—

Total		632,324		809,919
Less: non-current		(219,026)		(276,109)

Current	￦	413,298	￦	533,810

Summary of Financial Assets at Fair Value Through Other Comprehensive Income
Details of financial assets at fair value through other comprehensive income as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Equity Instruments (Listed)	￦	6,738	￦	6,216
Equity Instruments (Unlisted)		543,518		245,730
Debt securities		7,086		6,570

Total		557,342		258,516
Less: non-current		(556,147)		(258,516)

Current	￦	1,195	￦	—

Summary of Derivative Financial Assets and Liabilities
Derivatives used for hedg
ing
 as at December 31, 2019 and 2020, are as follows:

	December 31, 2019				December 31, 2020
(In millions of Korean won)	Assets		Liabilities		Assets		Liabilities
Interest rate swap 1	￦	—	￦	1,464	￦	—	￦	1,078
Currency swap 2		55,569		18,632		7,684		126,189
Currency forwards 3		3,007		—		—		662

Total		58,576		20,096		7,684		127,929
Less: non-current		(28,304)		(19,177)		(2,111)		(126,408)

Current	￦	30,272	￦	919	￦	5,573	￦	1,521

1	The interest rate swap contract is to hedge the risk of variability in future fair value of the borrowings.
2
The currency swap contract is to hedge the risk of variability in cash flow from the borrowings. In applying the cash flow hedge accounting, the Group hedges its exposures to cash flow fluctuation until September 7, 2034.

3	The currency forward contract is to hedge the risk of variability in cash flow from transactions in foreign currencies due to changes in foreign exchange rate.
The full value of a hedging derivative is classified as a
non-current
asset or liability if the remaining maturity of the hedged item is more than 12 months and, as a current asset or liability, if the maturity of the hedged item is less than 12 months.

Summary of Valuation Gains and Losses on Derivatives Contracts
The valuation gains and losses on the derivatives contracts for the years ended December 31, 2018, 2019 and 2020, are as follows:

(In millions of Korean won)	2018						2019						2020
Type of Transaction	Valuation gain		Valuation loss		Other comprehensive income 1		Valuation gain		Valuation loss		Other comprehensive income 1		Valuation gain		Valuation Loss		Other comprehensive income 1
Interest rate swap	￦	192	￦	—	￦	(488)	￦	—	￦	45	￦	(963)	￦	—	￦	—	￦	(567)
Currency swap		58,912		2,045		22,139		72,417		15,784		87,626		—		161,661		(113,175)
Currency forwards		7,201		—		—		4,858		—		4,858		—		2,049		—

Total	￦	66,305	￦	2,045	￦	21,651	￦	77,275	￦	15,829	￦	91,521	￦	—	￦	163,710	￦	(113,742)

1	The amounts before adjustments of deferred income tax directly reflected in equity and allocation to the non-controlling interest.
The ineffective portion recognized in profit or loss on the cash flow hedge is valuation loss of
￦
 2,711 million for the current period (2018: valuation gain of
￦
263 million, 2019: valuation gain of
￦
4,181 million).

Summary of Financial Liabilities at Fair Value Through Profit or Loss
Details of financial liabilities at fair value through profit or loss as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Financial liabilities at fair value through profit or loss
Derivative liabilities held for trading	￦	38	￦	45
Conversion Rights and Redemption Rights		—		2,637

Total	￦	38	￦	2,682

Summary of Valuation Gain and Loss on Financial Liabilities at Fair Value Through Profit or Loss
The valuation gain and loss on financial liabilities at fair value through profit or loss for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018				2019				2020
(In millions of Korean won)	Valuation gain		Valuation loss		Valuation gain		Valuation loss		Valuation gain		Valuation loss
Derivative liabilities held for trading	￦	—	￦	2,707	￦	78	￦	2,014	￦	10	￦	53
Conversion Rights and Redemption Rights		—		—		—		—		162		—

Total	￦	—	￦	2,707	￦	78	￦	2,014	￦	172	￦	53

Summary of Hedging instruments
(i) Hedging instruments

(In millions of Korean won and thousands of foreign currencies)	2019
				Book value of hedging instruments				Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount		Assets		Liabilities
USD	1,574,068	￦	1,788,831	￦	30,175	￦	10,692	￦	49,480
JPY	80,000,000		827,292		28,401		9,404		15,396

Total		￦	2,616,123	￦	58,576	￦	20,096	￦	64,876

(In millions of Korean won and thousands of foreign currencies)	2020
				Book value of hedging instruments				Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount		Assets		Liabilities
USD	1,768,912	￦	2,037,568	￦	2,111	￦	100,623	￦	(136,852)
JPY	46,000,000		488,924		5,573		13,839		(4,065)
SGD	284,000		245,208		—		13,467		(13,611)

Total		￦	2,771,700	￦	7,684	￦	127,929	￦	(154,528)

Summary of Hedged items
(ii) Hedged item

(In millions of Korean won)
	2019						2020
Currency	Book value of hedged items		Changes in fair value to calculate the ineffective portion of hedges		Cash flow hedge reserves 1		Book value of hedged items		Changes in fair value to calculate the ineffective portion of hedges		Cash flow hedge reserves 1
USD	￦	1,822,477	￦	(45,855)	￦	(5,214)	￦	1,924,576	￦	133,978	￦	19,641
JPY		850,776		(14,841)		(2,395)		484,960		4,228		(2,569)
SGD		—		—		—		233,510		13,611		2,707

Total	￦	2,673,253	￦	(60,696)	￦	(7,609)	￦	2,643,046	￦	151,817	￦	19,779

1	The amounts after adjustments of deferred income tax directly reflected in equity.